Investments - Investments under Non-current Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Equity Method Investments [Line Items]
Loss on equity investments	$ 534	$ 333	$ 811	$ 565
Glenfarne Alaksa Partners LLC
Schedule of Equity Method Investments [Line Items]
Amount invested	12,400		12,400
Remaining commitment expected to be drawn	$ 37,500		37,500
Loss on equity investments			$ 100